SCHEDULE OF PRINCIPAL REPAYMENTS TO MATURITY (Details)	12 Months Ended
Mar. 31, 2026 HKD ($)
IfrsStatementLineItems [Line Items]
Total	$ 18,758,917
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	8,584,558
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total	2,185,235
Thereafter [member]
IfrsStatementLineItems [Line Items]
Total	$ 7,989,124